Acquisitions (Schedule of Proforma Information) (Detail) (Marcellus Joint Venture, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Marcellus Joint Venture
Business Acquisition [Line Items]
Revenue	$ 37,666		$ 72,600
Net income	15,945		45,412
Pro forma net revenues	91,940	50,545	194,353	80,717	179,281
Pro forma net income (loss)	$ (7,917)	$ 35,476	$ (76,934)	$ 27,714	$ (30,509)
Pro forma earnings (loss) per share (basic)	$ (0.06)	$ 0.43	$ (0.60)	$ 0.38
Pro forma earnings (loss) per share (diluted)	$ (0.06)	$ 0.43	$ (0.60)	$ 0.38